Revenue from Settlements and Licensing Agreements (Additional Information) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2015	Dec. 31, 2014
Intellectual Property [Member]
License and Services Revenue	$ 21,500	$ 1,425